Collateralized transactions - Offsetting of the transactions in the consolidated balance sheets (Parenthetical) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2024	Mar. 31, 2023
Collateralized Transactions
Gross balance of reverse repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability	¥ 1,161	¥ 883
Gross balance of repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability	2,574	2,394
Gross balance of securities borrowing transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability	1,512	1,449
Gross balance of securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability	¥ 69	¥ 137